RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 17 RELATED PARTY TRANSACTIONS

Certain directors, executive officers and principal shareholders of the Corporation, including their immediate families and companies in which they are principal owners, were loan customers during 2014 and 2013. The following is a summary of the activity on these borrower relationships (in thousands):

2014
Beginning balance	$2,713
New loans and advances	0
Change in status	(467)
Payments	(240)
Ending balance	$2,006

Deposit accounts of directors and executive officers of the Corporation totaled $5,260,000 and $5,890,000 at December 31, 2014 and 2013, respectively.